Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Major Components of Tax Expense (Income)	The details of the provision for the Group’s consolidated income tax are as follows:

	2025	2024	2023
Current income tax	(9,075)	(14,335)	4,570
Deferred income tax	9,249	71,350	(83,243)
Income tax benefit / (expense)	174	57,015	(78,673)

Schedule of Applicable Tax Rate by Tax Jurisdiction
The statutory tax rate in the countries where the Group operates for all of the years presented are:

Tax Jurisdiction	Income Tax Rate
Argentina	35%
Brazil	34%
Uruguay	25%
Spain	25%
Luxembourg	23.87%
Chile	27%

Schedule of Temporary Difference, Unused Tax Losses and Unused Tax Credits
Deferred tax assets and liabilities of the Group as of December 31, 2025 and 2024, without taking into consideration the offsetting of balances within the same tax jurisdiction, will be recovered or settled as follows:

	2025	2024
Deferred income tax asset to be recovered after more than 12 months	113,633	23,428
Deferred income tax asset to be recovered within 12 months	5,829	77,777
Deferred income tax assets	119,462	101,205

Deferred income tax liability to be settled after more than 12 months	(802,219)	(272,403)
Deferred income tax liability to be settled within 12 months	(22,155)	(143,631)
Deferred income tax liability	(824,374)	(416,034)
Deferred income tax liability, net	(704,912)	(314,829)
The gross movement on the deferred income tax account is as follows:

	2025	2024
Beginning of year	(314,829)	(366,554)
Exchange differences	6,467	(160,927)
Changes of fair value valuation for farmlands	(22,476)	144,971
Acquisition of subsidiary (Note 21)	(386,344)	—
Disposal of farmland	—	2,265
Tax credit relating to cash flow hedge (i)	—	(7,092)
Income tax benefit	9,249	71,350
Others	3,021	1,158
End of year	(704,912)	(314,829)

(i) Relates to the gain or loss before income tax of cash flow hedge recognized in other comprehensive income amounting to nil for the year ended December 31, 2025 (2024: US$601; 2023: US$7,319); net of the reclassification from Equity to the Income Statement of nil for the year ended December 31, 2025 (2024: US$ 26,997; 2023: US$ 49,737).
The movement in the deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

Deferred income tax liabilities	Property, plant and equipment	Investment property	Biological assets	Others	Total
At January 1, 2024	383,943	15,888	23,380	22,708	445,919
Charged / (credited) to the statement of income	(11,199)	(17,396)	550	(8,815)	(36,860)
Farmlands revaluation	(144,971)	—	—	—	(144,971)
Disposals of farmland	(2,265)	—	—	—	(2,265)
Exchange differences	137,102	11,215	8,679	(2,785)	154,211
At December 31, 2024	362,610	9,707	32,609	11,108	416,034
Charged / (credited) to the statement of income	10,691	933	3,297	(18,038)	(3,117)
Farmlands revaluation	22,476	—	—	—	22,476
Acquisition of subsidiaries (Note 21)	372,631	—	—	13,713	386,344
Exchange differences	4,070	(650)	(2,195)	1,412	2,637
At December 31, 2025	772,478	9,990	33,711	8,195	824,374

10.    Taxation (continued)

Deferred income tax assets	Provisions	Tax loss carry forwards	Equity-settled share-based compensation	Borrowings	Biological assets	Others	Total
At January 1, 2024	11,438	57,101	4,015	373	—	6,438	79,365
(Credited) / charged to the statement of income	(4,433)	27,133	—	14,828	9,176	(12,214)	34,490
Tax charge relating to cash flow hedge	—	(7,092)	—	—	—	—	(7,092)
Exchange differences	4,555	(6,200)	—	(1,712)	(6,643)	3,284	(6,716)
Others	—	—	964	—	—	194	1,158
At December 31, 2024	11,560	70,942	4,979	13,489	2,533	(2,298)	101,205
Charged / (credited) to the statement of income	6,664	16,285	(6,258)	(12,288)	(51)	1,780	6,132
Tax charge relating to cash flow hedge	—	—	—	—	—	—	—
Exchange differences	1,106	3,283	3,725	934	51	5	9,104
Others	—	—	3,043	—	—	(22)	3,021
At December 31, 2025	19,330	90,510	5,489	2,135	2,533	(535)	119,462

Schedule of Tax Loss Carryforwards
As of December 31, 2025, the Group’s tax loss carry forwards and their corresponding jurisdictions are as follows:

Jurisdiction	Tax loss carry forward
Argentina (1)	147,620
Brazil	110,474
Uruguay	2,024
Luxembourg	26,864

(1) As of December 31, 2025, the aging of the determination tax loss carry forward in Argentina is as follows:

Year of generation	Amount
2022	26,118
2023	413
2024	63,330
2025	57,759

Schedule of Reconciliation of Accounting Profit by Applicable Tax Rate and Average Effective Tax Rate
The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rates applicable to profits in the respective countries as follows:

	2025	2024	2023
Tax calculated at the tax rates applicable to profits in the respective countries	2,187	(8,735)	(103,860)
Non-deductible items	(1,096)	(316)	(1,616)
Effect of the changes in the statutory income tax rate in Argentina	—	—	1,280
Tax losses where no deferred tax asset was recognized	(28)	(20)	(706)
Non-taxable income	3,559	15,215	19,994
Previously unrecognized tax losses now recouped to reduce tax expenses (1)	7,613	9,908	38,646
Effect of IAS 29 and tax adjustment per inflation in Argentina	(18,779)	36,563	(29,526)
Others	6,718	4,400	(2,885)
Income tax expense	174	57,015	(78,673)

(1) 2025 includes US$5,708 of adjustment by inflation of tax loss carryforwards in Argentina (US$8,832 in 2024 and US$37,151 in 2023).